Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Derivative financial liabilities:
Carrying value as at beginning of year	1,171,172	2,137,166
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)	(706,666)	-
Derivatives embedded in the convertible promissory note issued (Note 16(ii))	-	338,604
Fair value change in derivative financial instruments during the year	(448,154)	(1,304,598)
Carrying value as at end of year	16,352	1,171,172

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Current	16,352	992,336
Non-Current	-	178,836
	16,352	1,171,172